COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted cash		$ 2,410,951		$ 2,410,951		$ 129,118	$ 113,362
Operating lease, remaining lease term						4 years 6 months
Lease termination fee	$ (1,350,000)	0	$ (1,175,192)	0	$ (1,175,192)	$ (1,039,648)	0
Collection (release) of security deposit	(135,544)
Cash payment of operating lease	$ 1,214,456
Operating lease liability						0	2,386,877	$ 2,087,713
Operating lease, current liability								242,216
Operating lease right-of-use asset						$ 0	2,386,877	$ 2,019,577
Operating lease, discount rate						5.75%
Share repurchases payable		$ 1,348,911		$ 1,348,911		$ 2,980,559	0
Maximum
COMMITMENTS AND CONTINGENCIES [Line Items]
Shares authorized to be repurchased per month (as a percent)				2.00%		2.00%
Shares authorized to be repurchased per quarter (as a percent)				5.00%		5.00%
Lease Agreements
COMMITMENTS AND CONTINGENCIES [Line Items]
Obligation amount to pay for site and tenant improvements						$ 60,598	98,329
Restricted cash						$ 92,684	$ 92,684
Lease Agreements | Santa Clara Property
COMMITMENTS AND CONTINGENCIES [Line Items]
Ownership (as a percent)						72.70%